Gain on sale of development properties	12 Months Ended
Dec. 31, 2021
Gain On Sale Of Development Properties [Abstract]
Gain on sale of development properties
19. Gain on sale of development properties
Gain on sale of development properties for the years ended December 31, 2019, 2020 and 2021 were RMB3,885 million, RMB1,649 million and RMB767 million, respectively. The gain on sale of development properties for the years ended December 31, 2019, 2020 and 2021, were mainly derived from disposals of logistics facilities to JD Logistics Properties Core Fund, L.P. (“Core Fund”), JD Logistics Properties Core Fund II, L.P. (the “Core Fund II”), JD Logistics Properties Development Fund I, L.P. (“Development Fund I”) and JD Aries Development XXXXX (HK) Limited (“Acquisition Fund I”).
In 2018, the Group established JD Property to manage the expanding logistics facilities and other real estate properties. In February 2019 and January 2020, JD Property established Core Fund and Core Fund II (collectively, the “Core Funds”) together with GIC Private Limited (“GIC”), Singapore’s sovereign wealth fund, respectively. The Group serves as the general partner and committe
d 20%
and 10% of the total capital of Core Fund and Core Fund II as the limited partner, and GIC committed the remaining
 80%

and 90%, respectively.
Furthermore, in February 2019 and January 2020, the Group entered into definitive agreements with Core Fund and Core Fund II, pursuant to which the Group will dispose of certain modern logistics facilities to Core Fund and Core Fund II for a total gross asset value of approximately RM
B11 billion
and RMB5 billion, respectively, and concurrently lease back these completed facilities for operational purposes with an initial lease term of 4 to 7 years.
The annual rent for the completed facilities is set at fair market rent for the initial lease term and will be adjusted based on the growth rate of fair market rent at the beginning of each subsequen
t 5
years’ period. The Group may choose to renew the lease upon the expiry of the initial lease agreement if the adjusted rental rate is acceptable. Core Funds used leverage to finance the purchase, and the closing of the purchase is subject to certain conditions, including the availability of debt financing.
The investment committee of Core Fund and Core Fund II, which comprises the representatives from JD Property and GIC, will oversee the key operations of each fund, respectively. Given the control over Core Funds is shared between JD Property and GIC, JD Property does not consolidate Core Funds and investments in Core Funds are accounted for using the equity method as JD Property obtained significant influence by the rights to nominate two members of each investment committee out of four. The lease back transaction is accounted for under ASC 842 as operating lease, and the ROU assets and operating lease liabilities were recorded accordingly.
Since the second half of 2019 and 2020, the closing conditions for each asset group of completed logistics facilities were successively met and Core Fund and Core Fund II signed definitive facility agreements with bank consortium to finance the purchase, respectively. As of December 31, 2021, all logistics facilities under asset groups related to Core Funds have been completed and satisfied hand-over condition. Therefore, the Group recorded a disposal gain to Core Funds of RM
B3,801 million, RMB
1,181 million and RMB637
million for the years ended December 31, 2019, 2020 and 2021, respectively, which represents the excess of cash consideration of the net assets, including the consideration received and expected to receive, over the carrying value of the net assets disposed as of the disposal date.

Regarding the logistics facilities that had not satisfied hand-over condition as of December 31, 2020, the Group classified the related undisposed assets and liabilities as assets and liabilities held for sale, which included cash and cash equivalents of RMB116 million.
In the second half of 2020, JD Property entered into definitive agreements to establish another logistics investment fund, Development Fund I, together with GIC and Mubadala Investment Company (“MIC”) to replicate the successful experience of Core Funds. Development Fund I planned to acquire some of the Group’s uncompleted modern logistics facilities. JD Property serves as general partner and committe
d 40% of the total capital of Development Fund I as a limited partner, and GIC and MIC committed the remaining 60% collectively.
In December 2020, the Group entered into definitive agreements with Development Fund I to sell certain of its uncompleted modern logistics facilities, and will concurrently lease back such facilities for operational purposes when completed. The closing conditions for such facilities were successively met since December 2020 and the Group recorded a disposal gain of
RMB468 million and RMB112
million for the years ended December 31, 2020 and 2021, respectively. As of December 31, 2021, all logistics facilities under asset groups related to Development Fund I have satisfied hand-over condition, and been derecognized by the Group.
In the second half of 2021, JD Property entered into definitive agreements to establish another logistics investment fund, Acquisition Fund I, by disposing 60
% equity interests of JD Aries Development XXXXX (HK) Limited, which contained an uncompleted modern logistics facility, to a third party. The board of directors of Acquisition Fund I, which comprises board members from JD Property and the third-party investor, oversees the key operations of Acquisition Fund I. Given the control over Acquisition Fund I is shared between JD Property and the third-party investor, JD Property does not consolidate Acquisition Fund I and investment in Acquisition Fund I is accounted for using the equity method as JD Property obtained significant influence by the rights to nominate two members of the board of directors out of four. JD Property lost control of JD Aries Development XXXXX (HK) Limited and recognized a disposal gain of
RMB18 million. Acquisition Fund I plans to acquire some of JD Property’s uncompleted modern logistics facilities and each shareholder of
JD Aries Development XXXXX (HK) Limited committed to contribute proportionately.